CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 24,425	$ 117,292
Restricted cash		4,753
Term deposits	2,376	2,344
Short-term investments	3,783
Notes receivable		81
Accounts receivable, net of allowance for doubtful accounts of $89 and $110 as of December 31, 2016 and 2017, respectively	1,931	500
Inventories	145	4
Prepaid expenses and other current assets	1,124	1,611
Total current assets	33,784	126,585
Property and equipment, net		421
Intangible assets, net		258
Goodwill		655
Deferred income tax assets		52
TOTAL ASSETS	33,784	127,971
Current liabilities:
Accounts payable (of which $115 and $303 as of December 31, 2016 and 2017 belonging to the consolidated VIE without recourse to the Company, respectively)	350	445
Accrued expenses and other current liabilities (of which nil and $473 as of December 31, 2016 and 2017 belonging to the consolidated VIE without recourse to the Company, respectively)	2,347	2,557
Advance from customer, deferred revenue and deferred income-current (of which $8 and $29 as of December 31, 2016 and 2017 belonging to the consolidated VIE without recourse to the Company, respectively)	1,526	1,382
Government subsidies-current (of which nil and nil as of December 31, 2016 and 2017 belonging to the consolidated VIE without recourse to the Company, respectively)	70	81
Total current liabilities	4,293	4,465
Deferred revenue non-current (of which nil and nil as of December 31, 2016 and 2017 belonging to the consolidated VIE without recourse to the Company, respectively)	248	125
Government subsidies-non-current (of which nil and nil as of December 31, 2016 and 2017 belonging to the consolidated VIE without recourse to the Company, respectively)	261	310
Total Liabilities	4,802	4,900
Commitments and Contingencies (Note 19)
China Digital TV Holding Co., Ltd. shareholders' equity:
Ordinary shares ($0.0005 par value; 200,000,000 and 200,000,000 shares authorized, 60,285,087 and 63,508,656 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	32	30
Additional paid-in capital	29,805	45,273
Statutory reserve	96	88
Retained earnings/(accumulated deficit)	(3,226)	75,104
Subscription receivable	(1,001)	(596)
Accumulated other comprehensive (loss)/income	430	(289)
Total China Digital TV Holding Co., Ltd. shareholders' equity.	26,136	119,610
Noncontrolling interest	2,846	3,461
Total equity	28,982	123,071
TOTAL LIABILITIES AND EQUITY	$ 33,784	$ 127,971